Cover	Jun. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this amendment solely to remove the language related to the accounting treatment of the Promissory Note Rate Conversion Agreement after reassessment and to correct the entity name of Focused Compounding Fund, L.P. incorrectly reported as Focus Compounding Fund, LC.
Document Period End Date	Jun. 17, 2026
Entity File Number	000-51254
Entity Registrant Name	PARKS AMERICA, INC
Entity Central Index Key	0001297937
Entity Tax Identification Number	91-0626756
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1300 Oak Grove Road
Entity Address, City or Town	Pine Mountain
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31822
City Area Code	(706)
Local Phone Number	663-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PRKA
Entity Emerging Growth Company	false